Other Long-Term Investments (Discounted Cash Flow Approach To Value Long Term Notes, T-Bill And First Tax Prepayment) (Details) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Minimum [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Maximum [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] A-1 Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] A-2 Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] B Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] C Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] IA Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] TA Notes [Member]	Oct. 06, 2009 Treasury Bill [Member]	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Tax Prepayments [Member] Discounted Cash Flow Approach [Member] Y
Other Long Term Investments [Line Items]
Bankers Acceptance Rate	1.12%
Purchase value										$ 250,000,000	$ 100,000,000	$ 150,000,000
Discount Rate		9.00%	25.00%								9.90%	9.90%
Maturity date (in years)	5.0										2.8	1.5
Expected Return of Principal				100.00%	100.00%	10.00%	0.00%	0.00%	100.00%